Financial Instrument Risk Management - Notional Amount of Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 152,785	$ 143,061
Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	62,131	59,198
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,227	1,356
Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	50	0
Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,607	21,292
Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,746	7,833
Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	831	1,350
Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,426	6,544
Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,956	14,193
Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	304	285
Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	179	113
Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,164	0
Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,227	1,356
Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,917	3,669
Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	200	186
Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	17	0
Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,507	2,377
Under 1 Year | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,540	16,308
Under 1 Year | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	50	0
Under 1 Year | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,906	1,101
Under 1 Year | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	617	1,198
Under 1 Year | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	357	477
Under 1 Year | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,289	6,529
Under 1 Year | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	867	532
Under 1 Year | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	128	127
Under 1 Year | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	178	112
Under 1 Year | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,164	0
Under 1 Year | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	343	0
Under 1 Year | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,917	3,669
Under 1 Year | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	200	186
Under 1 Year | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	17	0
Under 1 Year | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,507	2,377
1 to 5 Years | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,720	13,006
1 to 5 Years | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,052	3,506
1 to 5 Years | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,279	2,898
1 to 5 Years | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	474	648
1 to 5 Years | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,137	15
1 to 5 Years | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,723	4,451
1 to 5 Years | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	176	158
1 to 5 Years | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
1 to 5 Years | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	878	1,329
1 to 5 Years | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,871	29,884
Over 5 Years | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,649	16,685
Over 5 Years | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,850	3,737
Over 5 Years | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	225
Over 5 Years | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,366	9,210
Over 5 Years | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6	27
Over 5 Years | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0